Freedom 100 Emerging Markets ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 97.9%
Brazil - 5.1%
594,954	B3 S.A. - Brasil Bolsa Balcao	$1,251,649
39,780	Banco Santander Brasil S.A. ADR	218,392
298,992	Magazine Luiza S.A.	134,829
98,611	Natura & Co. Holding S.A. (a)	254,185
60,215	Rede D’Or Sao Luiz S.A.	333,553
80,883	Suzano S.A.	769,814
464,423	Vale S.A.	6,799,356
159,334	WEG S.A.	805,278
		10,567,056
Chile - 23.9%
67,947,637	Banco de Chile	6,182,780
73,672	Banco de Credito e Inversiones S.A.	2,156,571
2,044,091	Cencosud S.A.	2,601,753
93,786	Cia Cervecerias Unidas S.A. ADR	1,184,517
93,700,800	Cia Sud Americana de Vapores S.A.	8,371,960
10,784,267	Colbun S.A.	746,373
1,553,907	Empresas CMPC S.A.	2,582,366
503,564	Empresas COPEC S.A.	3,715,064
2,490,644	Falabella S.A.	5,835,433
190,689	Sociedad Quimica y Minera de Chile S.A. ADR	15,928,252
		49,305,069
Indonesia - 5.4%
3,818,719	Adaro Energy Indonesia Tbk PT	733,112
13,588,257	Bank Central Asia Tbk PT	6,612,845
6,972,031	Barito Pacific Tbk PT	353,340
414,462	Chandra Asri Petrochemical Tbk PT	250,388
1,814,296	Charoen Pokphand Indonesia Tbk PT	730,711
118,226	Gudang Garam Tbk PT	247,404
743,107	Indah Kiat Pulp & Paper Tbk PT	379,098
4,940,412	Kalbe Farma Tbk PT	550,501
3,372,701	Merdeka Copper Gold Tbk PT (a)	903,311
6,118,089	Sarana Menara Nusantara Tbk PT	451,747
		11,212,457
Malaysia - 5.7%
1,571,074	Dialog Group Bhd	759,249
1,111,977	DiGi.Com Bhd	883,022
912,644	Genting Bhd	940,080
511,534	Hartalega Holdings Bhd	355,143
210,181	Hong Leong Bank Bhd	975,679
152,893	Kuala Lumpur Kepong Bhd	761,083
172,229	PPB Group Bhd	619,751
1,116,949	Press Metal Aluminium Holdings Bhd	1,206,280
4,879,620	Public Bank Bhd	4,838,103
2,115,609	Top Glove Corp. Bhd	499,202
		11,837,592
Mexico - 3.1%
1,085,900	America Movil S.A.B. de C.V.	1,111,307
60,004	Arca Continental S.A.B. de C.V.	395,750
35,585	Becle S.A.B. de C.V.	76,781
108,647	Cemex S.A.B. de C.V. ADR (a)	425,896
23,404	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,579,536
101,720	Grupo Bimbo S.A.B. de C.V.	332,381
4,698	Grupo Elektra S.A.B. de C.V. (a)	271,234
219,311	Grupo Financiero Banorte S.A.B. de C.V.	1,225,816
127,815	Grupo Financiero Inbursa S.A.B. de C.V. (a)	204,534
217,256	Grupo Mexico S.A.B. de C.V.	905,454
		6,528,689
Philippines - 2.0%
101,742	AC Energy Corp.	14,877
33,914	Ayala Corp.	370,072
220,510	Bank of the Philippine Islands	340,079
228,308	BDO Unibank, Inc.	458,817
3,621	Globe Telecom, Inc.	149,358
147,154	International Container Terminal Services, Inc.	492,431
487,952	JG Summit Holdings, Inc.	432,177
35,156	Manila Electric Co.	230,175
256,500	Metropolitan Bank & Trust Co.	222,983
12,189	PLDT, Inc.	372,420
68,310	SM Investments Corp.	971,509
		4,054,898
Poland - 9.4%
115,826	Alior Bank S.A. (a)	703,009
71,262	Asseco Poland S.A.	1,200,580
254,872	Bank Polska Kasa Opieki S.A.	4,637,449
59,270	CCC S.A. (a)	608,386
89,270	CD Projekt S.A.	1,905,957
288,329	Cyfrowy Polsat S.A.	1,365,275
65,287	Dino Polska S.A. (a)	4,647,332
20,915	Kruk S.A.	1,117,296
1,507	LPP S.A.	3,024,828
6,001	TEN Square Games S.A.	151,317
		19,361,429
Republic of Korea - 15.4%
12,045	Celltrion, Inc.	1,655,909
14,744	Hyundai Motor Co.	2,049,670
31,985	Kakao Corp.	1,721,928
4,849	LG Chem Ltd.	1,927,052
1,065	LG Household & Health Care Ltd.	557,763
14,560	NAVER Corp.	2,691,313
1,748	Samsung Biologics Co., Ltd. (a)	1,063,555
321,906	Samsung Electronics Co., Ltd.	14,131,733
4,817	Samsung SDI Co., Ltd.	1,973,694
58,507	SK Hynix, Inc.	4,100,537
		31,873,154
South Africa - 6.8%
54,322	AngloGold Ashanti Ltd. ADR	803,423
17,115	Capitec Bank Holdings Ltd.	2,085,234
715,825	FirstRand Ltd.	2,744,280
116,152	Gold Fields Ltd. ADR (b)	1,059,306
110,746	Impala Platinum Holdings Ltd.	1,233,071
252,470	MTN Group Ltd.	2,049,090
48,646	Northam Platinum Holdings Ltd. (a)	512,183
303,305	Sanlam Ltd.	985,677
305,892	Sibanye Stillwater Ltd.	764,695
181,956	Standard Bank Group Ltd.	1,735,481
		13,972,440
Taiwan - 18.2%
1,077,167	Cathay Financial Holding Co., Ltd.	1,843,974
686,550	Chunghwa Telecom Co., Ltd.	2,816,994
266,102	Delta Electronics, Inc.	1,982,329
159,476	Formosa Petrochemical Corp.	503,097
584,607	Formosa Plastics Corp.	2,133,279
938,332	Fubon Financial Holding Co., Ltd.	1,887,173
1,724,007	Hon Hai Precision Industry Co., Ltd.	6,320,035
204,791	MediaTek, Inc.	4,483,795
162,797	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,308,655
1,701,334	United Microelectronics Corp.	2,240,141
		37,519,472
Thailand - 2.9%
134,732	Advanced Info Service PCL	741,207
1,336,992	Bangkok Dusit Medical Services PCL	945,405
690,184	CP ALL PCL	1,171,292
136,992	Energy Absolute PCL	315,793
512,260	Gulf Energy Development PCL	673,740
205,848	Indorama Ventures PCL	273,649
142,232	Intouch Holdings PCL	275,573
301,992	Kasikornbank PCL	1,285,527
285,184	PTT Global Chemical PCL	367,017
43,376	Siam Makro PCL	42,940
		6,092,143
	TOTAL COMMON STOCKS (Cost $241,017,828)	202,324,399

PREFERRED STOCKS - 1.3%
Brazil - 1.3%
131,711	Banco Bradesco S.A.	429,378
547,835	Itau Unibanco Holding S.A.	2,344,734
	TOTAL PREFERRED STOCKS (Cost $3,143,746)	2,774,112

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.5%
932,354	First American Government Obligations Fund - Class X, 1.29% (c)	932,354
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $932,354)	932,354

MONEY MARKET FUNDS - 2.3%
4,716,868	First American Government Obligations Fund - Class X, 1.29% (c)	4,716,868
	TOTAL MONEY MARKET FUNDS (Cost $4,716,868)	4,716,868

	TOTAL INVESTMENTS (Cost $249,810,796) - 102.0%	210,747,733
	Other Liabilities in Excess of Assets - (2.0%)	(4,151,989)
	TOTAL NET ASSETS - 100.0%	$206,595,744

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non-Income producing security.
(b)	This security or a portion of this security was out on loan as of June 30, 2022. Total loaned securities had a market value of $872,109 as of June 30, 2022.
(c)	Rate shown is the 7-day effective yield.

FREEDOM 100 EMERGING MARKETS ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, the Fund did not hold “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of June 30, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Freedom 100 Emerging Markets ETF
Assets*
Common Stocks	$202,324,399	$-	$-	$202,324,399
Preferred Stocks	2,774,112	-	-	2,774,112
Investments purchased with Proceeds from Securities Lending	932,354	-	-	932,354
Money Market Funds	4,716,868	-	-	4,716,868
Total Investments in Securities	$210,747,733	$-	$-	$210,747,733

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2022, there were no transfers between Levels 1 and 3 during the reporting period. Below is a reconciliation that details the activity of securities classified as Level 3 during the period ended June 30, 2022.

FRDM 100 Emerging Markets
Rights
Value, Beginning of Period	$10,366
Purchases	-
Proceeds from Sales	(10,205)
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	(161)
Transfers In/(Out) of Level 3	-
Value, End of Period	-